INVENTORIES (Tables)	9 Months Ended	11 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Inventory Disclosure [Abstract]
SCHEDULE OF INVENTORY

A summary of inventories is as follows:

As of:	(Unaudited) September 30, 2022	December 31, 2021
Raw materials	$135,740	$97,636
Work in process	-	-
Finished goods	1,001,129	-
Inventory	$1,136,869	$97,636

A summary of inventories is as follows:

As of December 31, 2021
Raw materials	$97,636
Work in process	-
Finished goods	-
Inventories, at cost	$97,636
Less: reserve for obsolescence	-
Inventories, net	97,636